Financial Instruments (Level 3 Roll) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 2,258	$ 3,801
Realized gains (losses) included in the statement of operations, during the year	513	1,242
Unrealized gains (losses) included in the statement of operations, during the year	928	(324)
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	(1,126)	(1,215)
Settlements	(513)	(1,242)
Foreign currency translation adjustment	4	(4)
Balance, end of year	$ 2,064	$ 2,258